SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION
SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION

SCHEDULE I
THE SERVICEMASTER COMPANY (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
(In thousands)

	Year ended December 31,
	2012	2011	2010
Operating Revenue	$—	$—	$—
Operating Costs and Expenses:
Selling and administrative expenses	8,368	9,186	9,577
Amortization expense	—	222	222
Restructuring charges	—	35	1,208

Total operating costs and expenses	8,368	9,443	11,007

Operating Loss	(8,368)	(9,443)	(11,007)
Non-operating Expense:
Interest expense	178,427	189,677	196,647
Interest and net investment loss	1,100	2,969	1,628
Loss on extinguishment of debt	55,554	774	—

Loss from Continuing Operations before Income Taxes	(243,449)	(202,863)	(209,282)
Benefit for income taxes	(82,895)	(76,622)	(73,163)

Loss from Continuing Operations	(160,554)	(126,241)	(136,119)
Equity in earnings of subsidiaries (net of tax)	(552,989)	167,062	121,560

Net (Loss) Income	$(713,543)	$40,821	$(14,559)

Total Comprehensive (Loss) Income	$(700,765)	$51,980	$(8,156)

THE SERVICEMASTER COMPANY (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS
AS of DECEMBER 31, 2012 AND 2011
(In thousands)

	As of December 31,
	2012	2011
Assets
Current Assets:
Cash and cash equivalents	$316,528	$232,382
Receivables	1,164	1,202
Prepaid expenses and other assets	6,597	5,629
Deferred taxes	38,140	39,221

Total Current Assets	362,429	278,434

Other Assets:
Notes receivable from subsidiaries	2,005,485	1,997,157
Long-term marketable securities	11,987	10,834
Investments in and advances to subsidiaries	2,098,929	2,890,634
Other assets	47,947	51,871
Debt issuance costs	44,850	37,708

Total Assets	$4,571,627	$5,266,638

Liabilities and Shareholder's Equity Current Liabilities:
Accounts payable	$156	$192
Accrued liabilities:
Payroll and related expenses	1,709	1,659
Accrued interest payable	54,008	67,000
Other	8,355	2,919
Current portion of long-term debt	93,989	108,428

Total Current Liabilities	158,217	180,198

Long-Term Debt	3,837,872	3,782,391
Other Long-Term Liabilities:
Intercompany payable	—	12,309
Other long-term obligations, primarily self-insured claims	20,888	43,821

Total Other Long-Term Liabilities	20,888	56,130

Shareholder's Equity	554,650	1,247,919

Total Liabilities and Shareholder's Equity	$4,571,627	$5,266,638

THE SERVICEMASTER COMPANY (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
(In thousands)

	As of December 31,
	2012	2011	2010
Cash and Cash Equivalents at Beginning of Period	$232,382	$132,168	$124,674

Net Cash Provided from Operating Activities from Continuing Operations	396,129	476,575	296,963

Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company	—	(35)	(2,245)
Notes receivable, financial investments and securities, net	—	—	22,012

Net (Cash Used) Provided from for Investing Activities from Continuing Operations	—	(35)	19,767

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	—	5,000
Payments of debt	(1,313,714)	(91,500)	(32,250)
Debt issuance costs paid	(32,978)	(267)	—
Net intercompany advances	(315,291)	(284,559)	(281,986)

Net Cash Used for Financing Activities from Continuing Operations	(311,983)	(376,326)	(309,236)

Cash Increase During the Period	84,146	100,214	7,494

Cash and Cash Equivalents at End of Period	$316,528	$232,382	$132,168

Notes to The ServiceMaster Company (Parent) Condensed Financial Statements

1. Basis of Presentation

        The condensed financial statements of The ServiceMaster Company ("Parent") are required as a result of the restricted net assets of Parent's consolidated subsidiaries exceeding 25% of Parent's consolidated net assets as of December 31, 2012. All consolidated subsidiaries of Parent are wholly owned. The primary source of income for Parent is equity in its subsidiaries' earnings. Its major source of cash is dividends from the subsidiaries.

        Pursuant to rules and regulations of the SEC, the unconsolidated condensed financial statements of Parent do not reflect all of the information and notes normally included with financial statements prepared in accordance with GAAP. Therefore, these condensed financial statements should be read in conjunction with the consolidated financial statements and related notes included in this Annual Report on Form 10-K.

        Parent has accounted for its subsidiaries under the equity method in the unconsolidated condensed financial statements.

2. Commitments, Contingencies and Dividends

        Parent and its subsidiaries are parties to environmental and other legal matters. For further discussion of commitments, guarantees and contingencies, see Note 9 to the consolidated financial statements otf The ServiceMaster Company included in this Annual Report on Form 10-K.

        For the years ended December 31, 2012, 2011 and 2010, Parent received cash dividends from its wholly owned subsidiaries of $515.7 million, $573.4 million and $413.2 million in 2012, 2011 and 2010, respectively.

3. Long-term debt

        Long-term debt as of December 31, 2012 and December 31, 2011 is summarized in the following table:

	As of December 31,
(In thousands)	2012	2011
Senior secured term loan facility maturing in 2014	$1,219,145	$2,530,750
Senior secured term loan facility maturing in 2017	1,000,741	—
7.00% senior notes maturing in 2020	750,000	—
8.00% senior notes maturing in 2020(1)	602,750	—
10.75% senior notes maturing in 2015	—	996,000
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(2)	69,400	67,474
7.45% notes maturing in 2027(2)	155,894	153,225
7.25% notes maturing in 2038(2)	62,250	61,441
Notes payable to subsidiaries	71,679	81,928
Less current portion	(93,987)	(108,427)

Total long-term debt	$3,837,872	$3,782,391

(1)
Includes unamortized portion of $3.0 million premium received on the sale of $100.0 million aggregate principal amount of such notes.

(2)
The increase in the balance from 2011 to 2012 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

        The key provisions of Parent's long-term debt agreements are disclosed in Note 12 to the consolidated financial statements of The ServiceMaster Company included in this Annual Report on Form 10-K.

        As of December 31, 2012, future scheduled long-term debt payments are $94.0 million, $1.217.0 billion, $10.1 million, $10.1 million and $960.5 million for the years ended December 31, 2013, 2014, 2015, 2016 and 2017, respectively.